Summary of Significant Accounting Principles (Details) - Schedule of Dilutive Common Stock Equivalents - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Dilutive Common Stock Equivalents [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	652,794	274,962	263,326	28,920
Outstanding restricted stock units [Member]
Schedule of Dilutive Common Stock Equivalents [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	17,087	11,645	9,615	16,483
Outstanding stock options [Member]
Schedule of Dilutive Common Stock Equivalents [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	9,071	12,117	12,761	11,237
Outstanding warrants [Member]
Schedule of Dilutive Common Stock Equivalents [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	298,509	251,200	240,950	1,200
Common shares convertible from preferred stock [Member]
Schedule of Dilutive Common Stock Equivalents [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	328,127